UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03591
Investment Company Act File Number

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.1%
Aerospace & Defense - 0.6%
CAE, Inc.	108,568	2,020,771

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (a)	31,884	2,987,850

Auto Components - 1.2%
Aptiv plc	21,081	1,791,253
Delphi Technologies plc	43,327	2,064,531
		3,855,784

Banks - 4.5%
Bank of America Corp.	204,600	6,135,954
Citigroup, Inc.	27,464	1,853,820
KeyCorp	108,530	2,121,761
PNC Financial Services Group, Inc. (The)	17,000	2,571,080
U.S. Bancorp	36,243	1,830,272
		14,512,887

Beverages - 1.1%
PepsiCo, Inc.	31,256	3,411,592

Biotechnology - 2.0%
AbbVie, Inc.	10,500	993,825
Alexion Pharmaceuticals, Inc. (b)	9,200	1,025,432
Biogen, Inc. (b)	3,247	889,094
Celgene Corp. (b)	5,882	524,733
Gilead Sciences, Inc.	22,905	1,726,808
Incyte Corp. (a)(b)	4,775	397,901
Vertex Pharmaceuticals, Inc. (b)	5,086	828,916
		6,386,709

Capital Markets - 0.9%
Charles Schwab Corp. (The)	52,300	2,731,106

Commercial Services & Supplies - 1.4%
Deluxe Corp.	43,015	3,183,540
Republic Services, Inc.	17,400	1,152,402
		4,335,942

Consumer Finance - 0.6%
Ally Financial, Inc.	76,500	2,076,975

Containers & Packaging - 1.1%
Ball Corp. (a)	91,368	3,628,223

Distributors - 0.4%
LKQ Corp. (b)	29,800	1,130,910

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	89,345	4,272,478

Electrical Equipment - 1.0%
AMETEK, Inc.	42,400	3,221,128

Energy Equipment & Services - 2.7%
Core Laboratories NV (a)	23,700	2,564,814
National Oilwell Varco, Inc.	65,971	2,428,392
Oceaneering International, Inc.	56,253	1,042,931
TechnipFMC plc	85,045	2,504,575
		8,540,712

Equity Real Estate Investment Trusts (REITs) - 2.1%
CubeSmart	67,777	1,911,311
Equity Residential	45,450	2,800,629
Extra Space Storage, Inc.	22,100	1,930,656
		6,642,596

Food & Staples Retailing - 1.5%
Performance Food Group Co. (b)	87,985	2,626,352
US Foods Holding Corp. (b)	71,200	2,333,224
		4,959,576

Food Products - 1.7%
Mondelez International, Inc., Class A	71,812	2,996,715
Pinnacle Foods, Inc.	42,792	2,315,047
		5,311,762

Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (b)	75,000	2,049,000
Danaher Corp.	26,000	2,545,660
		4,594,660

Health Care Providers & Services - 1.2%
Humana, Inc.	14,000	3,763,620

Household Products - 0.7%
Colgate-Palmolive Co.	30,200	2,164,736

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	47,756	1,909,763

Industrial Conglomerates - 0.9%
3M Co.	13,119	2,879,883

Insurance - 2.8%
American Financial Group, Inc.	23,883	2,680,150
American International Group, Inc.	43,700	2,378,154
First American Financial Corp.	64,501	3,784,919
		8,843,223

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (b)	4,129	5,976,067

Internet Software & Services - 3.4%
Alphabet, Inc., Class C (b)	5,590	5,767,706
Facebook, Inc., Class A (b)	24,731	3,951,767
GoDaddy, Inc., Class A (b)	21,200	1,302,104
		11,021,577

IT Services - 2.2%
Amdocs Ltd.	43,308	2,889,510
Cognizant Technology Solutions Corp., Class A	39,300	3,163,650
International Business Machines Corp.	6,700	1,027,981
		7,081,141

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	8,618	1,779,272

Machinery - 0.6%
Parker-Hannifin Corp.	11,000	1,881,330

Media - 2.8%
Comcast Corp., Class A	66,300	2,265,471
Time Warner, Inc.	27,406	2,592,060
Walt Disney Co. (The)	41,723	4,190,658
		9,048,189

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	23,841	2,044,127

Multi-Utilities - 1.3%
CMS Energy Corp.	37,985	1,720,341
Sempra Energy	20,608	2,292,022
		4,012,363

Pharmaceuticals - 3.3%
Jazz Pharmaceuticals plc (b)	13,877	2,095,288
Johnson & Johnson	37,490	4,804,344
Pfizer, Inc.	101,913	3,616,892
		10,516,524

Road & Rail - 0.7%
Kansas City Southern	19,300	2,120,105

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Ltd.	9,571	2,255,406
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,800	2,879,408
Texas Instruments, Inc.	25,051	2,602,549
		7,737,363

Software - 3.6%
Adobe Systems, Inc. (b)	15,063	3,254,813
Intuit, Inc.	15,552	2,695,939
Microsoft Corp.	59,193	5,402,545
		11,353,297

Specialty Retail - 1.6%
Home Depot, Inc. (The)	15,000	2,673,600
TJX Cos., Inc. (The)	30,100	2,454,956
		5,128,556

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	44,972	7,545,402
HP, Inc.	136,900	3,000,848
		10,546,250

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (b)	49,800	647,400

Total Common Stocks (Cost $176,371,266)		195,076,447

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 20.8%

Communications - 2.1%
AT&T, Inc.:
2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (c)	704,000	714,251
3.40%, 8/14/24	167,000	167,998
3.80%, 3/15/22	380,000	385,595
3.80%, 3/1/24	255,000	255,638
4.10%, 2/15/28 (d)	700,000	695,958
4.125%, 2/17/26	920,000	923,201
4.25%, 3/1/27	70,000	70,844
4.75%, 5/15/46	320,000	311,458
CBS Corp., 2.90%, 1/15/27	290,000	263,151
Comcast Corp., 3.20%, 7/15/36	480,000	424,363
Crown Castle Towers LLC, 3.663%, 5/15/45 (d)	250,000	248,810

NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	202,507
SBA Communications Corp., 4.00%, 10/1/22 (d)	50,000	48,125
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	400,167
Time Warner, Inc., 4.90%, 6/15/42	300,000	303,469
Verizon Communications, Inc.:
1.75%, 8/15/21	265,000	253,070
2.45%, 11/1/22	305,000	293,101
3.50%, 11/1/24	490,000	485,530
4.862%, 8/21/46	375,000	379,252
		6,826,488

Consumer, Cyclical - 3.5%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	354,419	356,882
5.25%, 7/15/25	285,815	296,890
5.60%, 1/15/22 (d)	293,973	301,587
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	104,500
CVS Health Corp.:
2.687%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (c)	44,000	44,177
2.777%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (c)	44,000	44,349
3.125%, 3/9/20	58,000	58,140
3.70%, 3/9/23	635,000	637,652
4.30%, 3/25/28	1,045,000	1,053,529
CVS Pass-Through Trust, 6.036%, 12/10/28	452,126	488,668
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	87,527	88,676
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	250,000	248,358
2.717%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (c)	400,000	402,657
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (c)	200,000	200,044
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (c)	220,000	221,190
2.875%, 10/1/18	1,191,000	1,192,252
2.979%, 8/3/22	1,390,000	1,349,319
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	413,882
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	220,994	218,231
Lennar Corp., 4.50%, 11/15/19	345,000	348,881
New Albertsons, Inc., 7.75%, 6/15/26	25,000	21,625
Newell Brands, Inc., 3.85%, 4/1/23	275,000	274,679
Nordstrom, Inc.:
4.00%, 3/15/27	120,000	117,059
5.00%, 1/15/44	265,000	249,463
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (d)	285,768	281,910
Starbucks Corp., 2.45%, 6/15/26	250,000	233,310
Tapestry, Inc., 4.125%, 7/15/27	450,000	441,085
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (d)	81,800	84,017
6.00%, 4/23/22 (d)	174,821	177,662
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	270,000	255,415

Whirlpool Corp.:
3.70%, 3/1/23	400,000	403,709
3.70%, 5/1/25	200,000	200,644
Wyndham Worldwide Corp.:
4.15%, 4/1/24	147,000	146,753
4.50%, 4/1/27	147,000	146,190
		11,103,385

Consumer, Non-cyclical - 1.3%
Amgen, Inc., 4.663%, 6/15/51	447,000	463,706
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	226,695
2.894%, 6/6/22	231,000	224,281
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (c)	161,000	161,192
3.363%, 6/6/24	360,000	346,830
3.70%, 6/6/27	300,000	290,004
Ecolab, Inc.:
2.375%, 8/10/22	600,000	581,300
3.25%, 12/1/27 (d)	100,000	96,546
3.95%, 12/1/47 (d)	77,000	75,043
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (d)	300,000	300,335
Kaiser Foundation Hospitals, 3.15%, 5/1/27	437,000	423,177
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	305,512
Life Technologies Corp., 6.00%, 3/1/20	300,000	315,402
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	212,812
MEDNAX, Inc., 5.25%, 12/1/23 (d)	75,000	75,563
		4,098,398

Energy - 0.1%
Oceaneering International, Inc.:
4.65%, 11/15/24	190,000	183,523
6.00%, 2/1/28	35,000	34,650
		218,173

Financial - 9.3%
Ally Financial, Inc.:
3.25%, 11/5/18	750,000	751,875
3.50%, 1/27/19	275,000	276,031
3.60%, 5/21/18	695,000	695,869
4.125%, 3/30/20	225,000	226,406
American Tower Corp., 3.45%, 9/15/21	285,000	285,721
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (d)	271,000	265,727
Banco Santander S.A.:
3.01%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (c)	200,000	201,762
3.125%, 2/23/23	409,000	396,676
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (d)	350,000	345,235
Bank of America Corp.:
1.95%, 5/12/18	670,000	669,697

2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (c)	380,000	378,177
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (c)	695,000	692,097
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (c)	398,000	404,332
3.419% to 12/20/27, 12/20/28 (d)(e)	884,000	847,212
3.593% to 7/21/27, 7/21/28 (a)(e)	690,000	670,505
3.824% to 1/20/27, 1/20/28 (e)	1,385,000	1,368,939
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (e)	375,000	355,732
Capital One Bank, 2.25%, 2/13/19	200,000	198,960
Capital One Financial Corp.:
2.217%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (c)	110,000	109,611
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (c)	880,000	874,212
2.50%, 5/12/20	293,000	288,532
3.30%, 10/30/24	209,000	202,091
4.20%, 10/29/25	300,000	297,568
Capital One NA:
2.35%, 8/17/18	340,000	339,648
2.65%, 8/8/22	295,000	284,008
CBL & Associates LP:
5.25%, 12/1/23	23,000	19,914
5.95%, 12/15/26 (a)	307,000	258,608
CIT Group, Inc.:
3.875%, 2/19/19	325,000	327,356
4.125%, 3/9/21	229,000	230,718
Citigroup, Inc.:
2.65%, 10/26/20	440,000	434,947
2.691%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (c)	150,000	150,680
2.75%, 4/25/22	370,000	360,659
3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (c)	150,000	152,183
3.142% to 1/24/22, 1/24/23 (e)	388,000	383,553
3.887% to 1/10/27, 1/10/28 (e)	1,735,000	1,726,401
4.125%, 7/25/28	50,000	49,437
Citizens Bank NA:
2.25%, 3/2/20	250,000	245,803
2.55%, 5/13/21	200,000	195,348
Citizens Financial Group, Inc.:
2.375%, 7/28/21	170,000	164,969
5.158% to 6/29/18, 6/29/23 (e)	590,000	594,000
Commonwealth Bank of Australia, 2.50%, 9/18/22 (d)	270,000	260,670
Credit Acceptance Corp.:
6.125%, 2/15/21	192,000	194,342
7.375%, 3/15/23	240,000	251,100
Crown Castle International Corp.:
3.20%, 9/1/24	118,000	113,250
3.65%, 9/1/27	209,000	199,395
DDR Corp., 3.625%, 2/1/25	259,000	248,319
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	366,913

4.75%, 10/1/25	260,000	271,711
Discover Bank, 3.35%, 2/6/23	268,000	263,948
Discover Financial Services:
3.85%, 11/21/22	500,000	500,867
3.95%, 11/6/24	200,000	198,044
EPR Properties, 4.50%, 6/1/27	415,000	405,080
Goldman Sachs Group, Inc. (The):
2.741%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (c)	260,000	260,156
2.876% to 10/31/21, 10/31/22 (e)	53,000	51,896
2.905% to 7/24/22, 7/24/23 (e)	488,000	474,922
2.908% to 6/5/22, 6/5/23 (e)	1,000,000	973,889
3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (c)	155,000	155,773
3.691% to 6/5/27, 6/5/28 (e)	35,000	33,948
ING Bank NV, 2.00%, 11/26/18 (d)	450,000	448,229
International Finance Corp., 1.75%, 3/30/20	320,000	315,758
Morgan Stanley:
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (c)	250,000	250,205
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (c)	140,000	140,443
2.675%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (c)	105,000	105,447
2.80%, 6/16/20	1,000,000	993,672
3.141%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (c)	260,000	266,066
3.591% to 7/22/27, 7/22/28 (e)	1,200,000	1,161,279
3.772% to 1/24/28, 1/24/29 (e)	479,000	471,825
4.00%, 7/23/25	325,000	327,983
4.875%, 11/1/22	260,000	272,637
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (d)	242,000	250,924
PNC Bank NA, 2.70%, 11/1/22	500,000	484,221
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (e)	350,000	353,938
Regions Financial Corp., 2.75%, 8/14/22	159,000	154,603
Springleaf Finance Corp., 6.875%, 3/15/25	70,000	70,438
Synchrony Financial:
3.00%, 8/15/19	557,000	555,461
3.017%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (c)	90,000	91,195
Synovus Financial Corp., 3.125%, 11/1/22	156,000	151,059
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000,000	973,414
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (d)	31,000	32,821
		29,817,040

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	298,496
International Finance Corp., 2.00%, 10/24/22	600,000	581,438
		879,934

Industrial - 0.9%
Carlisle Cos., Inc., 3.50%, 12/1/24	164,000	160,915
Jabil, Inc.:
3.95%, 1/12/28	131,000	127,172
4.70%, 9/15/22	215,000	223,170

Johnson Controls International plc, 4.625%, 7/2/44	225,000	233,091
Masco Corp., 4.45%, 4/1/25	100,000	102,612
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (d)	375,000	373,184
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	77,529	78,595
SBA Tower Trust:
2.877%, 7/10/46 (d)	300,000	296,970
3.722%, 4/9/48 (d)	660,000	660,906
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (d)	260,000	253,421
3.00%, 7/15/22 (d)	233,000	228,067
		2,738,103

Technology - 2.8%
Apple, Inc.:
3.00%, 6/20/27	417,000	402,190
3.25%, 2/23/26	175,000	172,614
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	208,891
CA, Inc., 4.70%, 3/15/27	500,000	512,155
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (d)	1,310,000	1,316,208
4.42%, 6/15/21 (d)	885,000	908,298
DXC Technology Co.:
2.875%, 3/27/20	319,000	317,338
2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (c)	875,000	876,087
EMC Corp., 1.875%, 6/1/18	755,000	752,843
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	870,000	871,000
Microsoft Corp.:
2.40%, 8/8/26	285,000	265,502
4.45%, 11/3/45	250,000	276,942
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (d)	410,000	407,950
4.625%, 6/15/22 (d)	325,000	333,125
4.625%, 6/1/23 (d)	225,000	229,567
Seagate HDD Cayman:
3.75%, 11/15/18	400,000	402,595
4.875%, 3/1/24 (d)	235,000	235,083
4.875%, 6/1/27	305,000	289,390
Western Digital Corp., 4.75%, 2/15/26	220,000	219,928
		8,997,706

Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/27	370,000	351,488
Avangrid, Inc., 3.15%, 12/1/24	957,000	930,021
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (d)	375,000	364,687
		1,646,196

Total Corporate Bonds (Cost $67,084,206)		66,325,423

ASSET-BACKED SECURITIES - 8.3%

Automobile - 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (d)	1,030,000	1,031,365
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (d)	310,000	306,102
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (d)	200,000	199,054
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (d)	229,258	229,743
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (d)	293,905	293,365
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	550,000	541,794
		2,601,423

Clean Energy - 0.9%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (d)	147,290	146,007
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (d)	433,835	438,237
Series 2014-1, Class A, 4.59%, 4/20/44 (d)	238,729	239,696
Series 2014-2, Class A, 4.02%, 7/20/44 (d)	526,613	495,531
Series 2014-2, Class B, 5.44%, 7/20/44 (d)	887,287	828,462
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (d)	147,068	148,856
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (d)	363,234	324,056
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (d)	385,000	383,801
		3,004,646

Consumer Loan - 2.8%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (d)	240,483	240,064
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (d)	173,151	173,956
Series 2015-PM2, Class B, 4.00%, 3/15/22 (d)	7,093	7,096
Series 2015-PM3, Class B, 4.31%, 5/16/22 (d)	54,059	54,158
Series 2015-PM3, Class C, 6.99%, 5/16/22 (d)	120,000	122,547
Series 2016-MF1, Class A, 4.48%, 8/15/22 (d)	17,428	17,466
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (d)	21,441	21,440
Series 2017-A, Class B, 5.11%, 2/15/20 (d)	480,000	483,888
Series 2017-B, Class A, 2.73%, 7/15/20 (d)	322,610	322,104
Series 2017-B, Class B, 4.52%, 11/15/20 (d)	150,000	151,153
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (d)	14,766	14,763
Series 2017-NP1, Class B, 3.17%, 4/17/23 (d)	100,000	99,922
Series 2017-P1, Class A, 2.42%, 9/15/23 (d)	324,548	323,777
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (d)	100,000	100,810
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (d)	172,702	173,617
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 9/18/24 (d)	37,541	37,600
Series 2015-1A, Class A, 3.19%, 3/18/26 (d)	80,256	80,530
Series 2015-2A, Class A, 2.57%, 7/18/25 (d)	304,268	304,237
Series 2016-2A, Class A, 4.10%, 3/20/28 (d)	266,370	268,607

Series 2017-1A, Class A1, 2.37%, 9/14/32 (d)	475,000	467,199
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (d)	250,000	247,211
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (d)	839,517	840,029
Series 2017-1A, Class B, 3.65%, 6/15/23 (d)	140,000	140,594
Series 2017-2A, Class A, 2.41%, 9/15/23 (d)	267,322	266,748
Series 2017-2A, Class B, 3.48%, 9/15/23 (d)	145,000	144,755
Series 2017-3A, Class A, 2.36%, 11/15/23 (d)	1,199,883	1,195,511
Series 2017-3A, Class B, 3.36%, 11/15/23 (d)	795,000	790,042
Series 2018-1A, Class A, 3.11%, 6/17/24 (d)	550,000	549,957
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (d)	933,485	933,420
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (d)	300,000	299,647
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (d)	165,000	163,724
		9,036,572

Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (d)	245,000	243,642

Other - 1.5%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (d)	659,298	675,299
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.458%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (c)(d)	150,000	151,127
Series 2016-1A, Class D, 4.908%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (c)(d)	151,000	154,003
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (d)(f)	96,511	97,352
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (d)	25,000	25,258
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.808%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (c)(d)	100,000	100,089
Series 2015-SFR2, Class E, 4.958%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (c)(d)	400,000	401,353
Series 2015-SFR3, Class D, 4.50%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (c)(d)	200,000	200,941
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (c)(d)	116,000	116,918
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (d)	765,000	764,287
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.808%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (c)(d)	260,000	261,941
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (c)(d)	175,000	177,161
Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (c)(d)	300,000	305,003
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	835,320	820,684
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (d)	338,717	342,219
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (d)	300,000	299,594
		4,893,229

Railcar - 0.3%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (d)	85,528	85,001
Series 2014-1A, Class B1, 4.406%, 4/19/44 (d)	350,000	349,228
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (d)	381,382	377,939
		812,168

Student Loan - 0.1%

DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (d)	198,719	195,818
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.122%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (c)(d)	56,269	56,941
Series 2014-B, Class A2, 2.55%, 8/27/29 (d)	125,065	123,980
		376,739

Timeshare - 0.2%
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (d)	35,520	35,432
Series 2014-2A, Class B, 2.40%, 6/20/31 (d)	363,433	361,759
Series 2014-3A, Class B, 2.80%, 10/20/31 (d)	53,559	53,308
		450,499

Whole Business - 1.6%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (d)	1,066,159	1,070,626
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (d)	312,638	321,473
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (d)	289,060	291,931
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (d)	49,875	49,713
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (d)	84,788	85,547
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (d)	366,563	377,531
Series 2016-1A, Class A2, 6.125%, 7/20/46 (d)	147,750	155,919
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (d)	292,788	294,871
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (d)	178,650	184,580
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (d)	859,125	865,578
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (d)	1,213,875	1,233,945
		4,931,714

Total Asset-Backed Securities (Cost $26,530,168)		26,350,632

U.S. TREASURY OBLIGATIONS - 4.2%
U.S. Treasury Bonds:
2.75%, 8/15/47	7,320,000	6,982,072
2.75%, 11/15/47	291,000	277,632
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (g)	5,666,331	6,226,377
U.S. Treasury Note, 2.25%, 11/15/27	75,000	71,800

Total U.S. Treasury Obligations (Cost $13,958,495)		13,557,881

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.6%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (c)(d)	319,404	324,647
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.122%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (c)	493,000	558,518

Series 2015-HQA2, Class M2, 4.672%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (c)	244,610	252,038
Series 2016-DNA2, Class M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (c)	252,687	256,064
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (c)	296,428	295,279
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.122%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (c)	525,000	611,235
Series 2014-C02, Class 1M2, 4.472%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (c)	300,000	319,024
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (c)	398,269	425,959
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (c)	432,742	462,472
Series 2014-C04, Class 1M2, 6.772%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (c)	114,420	131,008
Series 2016-C06, Class 1M2, 6.122%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (c)	200,000	226,144
Series 2017-C05, Class 1B1, 5.472%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (c)	30,000	30,024
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (c)	435,083	435,117
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (c)	200,000	202,912
Series 2017-C06, Class 1B1, 6.022%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (c)	40,000	42,035
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (c)	320,000	329,019
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,892	266,738

Total Collateralized Mortgage-Backed Obligations (Cost $4,982,302)		5,168,233

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.177%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (c)(d)	300,000	299,658
CLNS Trust, Series 2017-IKPR, Class B, 2.74%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (c)(d)	600,000	601,161
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (d)	19,048	18,922
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (d)	200,000	200,031
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (d)	300,000	297,665
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (d)	200,000	196,889
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (c)(d)	500,000	501,126
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (c)(d)	375,307	377,166
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (c)(d)	232,098	233,739
Series 2017-MTL6, Class E, 5.027%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (c)(d)	81,975	82,767
RETL Trust:
Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (c)(d)	780,000	781,947
Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (c)(d)	80,000	80,865
TRU Trust, Series 2016-TOYS, Class A, 4.027%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (c)(d)	495,377	482,951
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (d)	450,000	421,935

Total Commercial Mortgage-Backed Securities (Cost $4,604,564)		4,576,822

TAXABLE MUNICIPAL OBLIGATIONS - 1.1%

General Obligations - 0.4%
Los Angeles California Unified School District, 5.75%, 7/1/34 (h)	450,000	558,414
Massachusetts, Green Bonds, 3.277%, 6/1/46	325,000	306,897

New York City, 5.206%, 10/1/31 (h)	470,000	543,757
		1,409,068

Special Tax Revenue - 0.5%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (h)	300,000	338,274
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (h)	600,000	730,878
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (h)	400,000	454,760
		1,523,912

Water and Sewer - 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	147,076
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	430,000	429,544
		576,620

Total Taxable Municipal Obligations (Cost $3,497,215)		3,509,600

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association:
2.65%, 6/1/26	339,904	330,140
2.68%, 7/1/26	350,000	338,655
2.785%, 2/25/27(i)	315,182	309,488
2.939%, 9/25/27(i)	675,000	660,095

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,698,637)		1,638,378

SOVEREIGN GOVERNMENT BONDS - 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20 (d)	490,000	493,062

Total Sovereign Government Bonds (Cost $489,530)		493,062

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	441,408	433,371

Total U.S. Government Agencies and Instrumentalities (Cost $441,408)		433,371

FLOATING RATE LOANS (j) - 0.0% (k)

Financial - 0.0% (k)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (b)(l)(m)(n)	385,345	6,078

Total Floating Rate Loans (Cost $385,345)		6,078

TIME DEPOSIT - 0.7%

State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	2,157,919	2,157,919

Total Time Deposit (Cost $2,157,919)		2,157,919

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	943,713	943,713

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $943,713)		943,713

Total Purchased Options (Cost $36,762) - 0.0% (k)		1,047

TOTAL INVESTMENTS (Cost $303,181,530) - 100.3%		320,238,606
Other assets and liabilities, net - (0.3%)		(918,090)
NET ASSETS - 100.0%		319,320,516

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan, including accrued interest, at March 31, 2018 was $9,265,404 and the total market value of the collateral received by the Portfolio was $9,271,742, including cash collateral of $943,713 and non-cash U.S. Government and/or agency securities collateral of $8,328,029.

(b) Non-income producing security.
(c) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $40,826,525, which represents 12.8% of the net assets of the Portfolio as of March 31, 2018.

(e) Security converts to floating rate after the indicated fixed-rate coupon period.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(g) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(h) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(i) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.
(j) Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(k) Amount is less than 0.05%.
(l) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Portfolio as of March 31, 2018.
(m) For fair value measurement disclosure purposes, security is categorized as Level 3.
(n) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PURCHASED PUT OPTIONS - 0.0% (k)
EXCHANGE-TRADED OPTIONS - 0.0% (k)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	67	$8,116,422	$119	4/20/18	$1,047

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	34	Jun-18	$7,228,719	$1,724
U.S. 5-Year Treasury Note	23	Jun-18	2,632,602	12,359
U.S. Ultra 10-Year Treasury Note	1	Jun-18	129,859	873
U.S. Ultra-Long Treasury Bond	15	Jun-18	2,407,031	40,753
Total Long				$55,709
Short:
U.S. Ultra 10-Year Treasury Note	(29)	Jun-18	($3,765,922)	($43,880)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts. During the fiscal year to date ended March 31, 2018, the Portfolio used futures contracts and options contracts to hedge against fluctuation in interest rates.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

	Fair Value
Derivative	Assets	Liabilities
Futures contracts(1)	$55,709	($43,880)
Purchased options	$1,047	$—
Total	$56,756	($43,880)
(1) Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$195,076,447	(2)	$—	$—	$195,076,447
Corporate Bonds	—		66,325,423	—	66,325,423
Asset-Backed Securities	—		26,350,632	—	26,350,632
U.S. Treasury Obligations	—		13,557,881	—	13,557,881
Collateralized Mortgage-Backed Obligations	—		5,168,233	—	5,168,233
Commercial Mortgage-Backed Securities	—		4,576,822	—	4,576,822
Taxable Municipal Obligations	—		3,509,600	—	3,509,600
U.S. Government Agency Mortgage-Backed Securities	—		1,638,378	—	1,638,378
Sovereign Government Bonds	—		493,062	—	493,062
U.S. Government Agencies and Instrumentalities	—		433,371	—	433,371
Floating Rate Loans	—		—	6,078	6,078
Time Deposit	—		2,157,919	—	2,157,919
Short Term Investment of Cash Collateral for Securities Loaned	943,713		—	—	943,713
Purchased Put Options	1,047		—	—	1,047
Total Investments	$196,021,207		$124,211,321	$6,078	$320,238,606

Futures Contracts(3)	55,709		—	—	55,709
Total	$196,076,916		$124,211,321	$6,078	$320,294,315

Liabilities
Futures Contracts(3)	$(43,880)		$—	$—	$(43,880)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.2%
CAE, Inc.	23,000	428,098
Hexcel Corp.	6,585	425,325
		853,423

Auto Components - 2.8%
Aptiv plc	6,718	570,829
Delphi Technologies plc	10,839	516,478
		1,087,307

Banks - 5.1%
Bank of the Ozarks, Inc.	7,740	373,610
First Republic Bank	5,047	467,402
Great Western Bancorp, Inc.	7,518	302,750
KeyCorp	25,209	492,836
Sterling Bancorp	17,400	392,370
		2,028,968

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	1,824	203,303
Incyte Corp. (a)(b)	1,507	125,578
Vertex Pharmaceuticals, Inc. (a)	1,100	179,278
		508,159

Capital Markets - 2.4%
Cboe Global Markets, Inc.	3,955	451,266
E*Trade Financial Corp. (a)	9,203	509,938
		961,204

Chemicals - 1.3%
Ecolab, Inc.	3,650	500,305

Commercial Services & Supplies - 3.8%
Deluxe Corp.	7,000	518,070
Multi-Color Corp.	7,500	495,375
Republic Services, Inc.	7,200	476,856
		1,490,301

Communications Equipment - 1.0%
NETGEAR, Inc. (a)	6,800	388,960

Consumer Finance - 2.4%
Ally Financial, Inc.	18,000	488,700

OneMain Holdings, Inc. (a)	16,000	479,040
		967,740

Containers & Packaging - 3.6%
AptarGroup, Inc.	5,200	467,116
Ball Corp. (b)	12,852	510,353
WestRock Co.	7,087	454,773
		1,432,242

Distributors - 1.5%
LKQ Corp. (a)	15,328	581,698

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	5,117	510,267
ServiceMaster Global Holdings, Inc. (a)	8,784	446,667
		956,934

Electric Utilities - 1.2%
Xcel Energy, Inc.	10,600	482,088

Electrical Equipment - 2.0%
Acuity Brands, Inc. (b)	1,600	222,704
AMETEK, Inc.	7,411	563,014
		785,718

Electronic Equipment, Instruments & Components - 2.5%
Dolby Laboratories, Inc., Class A	8,310	528,184
FLIR Systems, Inc.	9,500	475,095
		1,003,279

Energy Equipment & Services - 3.9%
Core Laboratories NV (b)	4,900	530,278
Oceaneering International, Inc.	18,217	337,743
TechnipFMC plc	14,774	435,094
US Silica Holdings, Inc. (b)	8,700	222,024
		1,525,139

Equity Real Estate Investment Trusts (REITs) - 9.0%
AvalonBay Communities, Inc.	3,086	507,524
DCT Industrial Trust, Inc.	7,500	422,550
Equity Residential	11,402	702,591
Extra Space Storage, Inc.	8,392	733,125
Mid-America Apartment Communities, Inc.	4,900	447,076
National Retail Properties, Inc.	18,276	717,516
		3,530,382

Food & Staples Retailing - 1.3%
Performance Food Group Co. (a)	17,400	519,390

Food Products - 2.3%
McCormick & Co., Inc.	4,700	500,033
Pinnacle Foods, Inc.	7,733	418,355
		918,388

Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	14,150	386,578
Teleflex, Inc.	1,701	433,721
West Pharmaceutical Services, Inc.	4,571	403,574
		1,223,873

Health Care Providers & Services - 1.9%
Chemed Corp.	1,300	354,718
Humana, Inc.	1,453	390,610
		745,328

Health Care Technology - 0.8%
Cotiviti Holdings, Inc. (a)	9,100	313,404

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	7,000	404,460

Household Products - 1.1%
Central Garden & Pet Co., Class A (a)	11,200	443,632

Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	11,700	467,883

Insurance - 5.2%
Alleghany Corp.	851	522,888
American Financial Group, Inc.	3,917	439,566
First American Financial Corp.	12,365	725,578
RLI Corp.	5,800	367,662
		2,055,694

Internet Software & Services - 2.9%
Dropbox, Inc., Class A (a)	1,113	34,781
GoDaddy, Inc., Class A (a)	9,600	589,632
Twitter, Inc. (a)	17,400	504,774
		1,129,187

IT Services - 4.7%
Amdocs Ltd.	7,262	484,521
Euronet Worldwide, Inc. (a)	3,400	268,328
Fiserv, Inc. (a)	8,800	627,528
Leidos Holdings, Inc.	7,300	477,420
		1,857,797

Life Sciences Tools & Services - 0.6%

Agilent Technologies, Inc.	3,400	227,460

Machinery - 4.8%
Dover Corp.	4,900	481,278
Fortive Corp.	7,166	555,508
ITT, Inc.	10,200	499,596
Parker-Hannifin Corp.	2,100	359,163
		1,895,545

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	4,874	417,897

Multi-Utilities - 3.0%
CMS Energy Corp.	14,118	639,404
Sempra Energy	4,764	529,852
		1,169,256

Pharmaceuticals - 2.4%
Jazz Pharmaceuticals plc (a)	2,730	412,202
Zoetis, Inc.	6,278	524,276
		936,478

Road & Rail - 1.2%
Kansas City Southern	4,300	472,355

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(b)	21,200	213,060
Analog Devices, Inc.	5,100	464,763
Lam Research Corp.	900	182,844
Microchip Technology, Inc. (b)	1,300	118,768
Skyworks Solutions, Inc.	1,100	110,286
		1,089,721

Software - 3.0%
Blackbaud, Inc.	4,227	430,351
Intuit, Inc.	2,273	394,024
RealPage, Inc. (a)	7,300	375,950
		1,200,325

Specialty Retail - 2.2%
Tiffany & Co.	4,500	439,470
Ulta Beauty, Inc. (a)	2,200	449,394
		888,864

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	19,400	425,248

Textiles, Apparel & Luxury Goods - 3.7%
Carter's, Inc.	3,800	395,580

lululemon athletica, inc. (a)	5,690	507,093
Tapestry, Inc.	10,500	552,405
		1,455,078

Total Common Stocks (Cost $35,984,527)		39,341,110

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	75,649	75,649

Total Time Deposit (Cost $75,649)		75,649

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio	439,065	439,065

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $439,065)		439,065

TOTAL INVESTMENTS (Cost $36,499,241) - 101.1%		39,855,824
Other assets and liabilities, net - (1.1%)		(441,582)
NET ASSETS - 100.0%		39,414,242

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $1,923,241 and the total market value of the collateral received by the Portfolio was $1,934,199, including cash collateral of $439,065 and non-cash U.S. Government and/or agencies securities collateral of $1,495,134.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$39,341,110	(1)	$—	$—	$39,341,110
Time Deposit	—		75,649	—	75,649
Short Term Investment of Cash Collateral for Securities Loaned	439,065		—	—	439,065
Total Investments	$39,780,175		$75,649	$—	$39,855,824

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 24, 2018